Related Party Transactions (Tables) (Integrated Medicine and Chiropractic Regeneration Center PSC)	12 Months Ended
Dec. 31, 2017
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Schedule of Related Parties Transactions

As of December 31, 2017, the Company has the following receivable amounts outstanding from entities. These entities are related to the Company by common ownership.

Amount
IMAC Holdings, LLC	$52,968
IMAC Regeneration Management of Nashville LLC	44,285
IMAC Regeneration Center of St. Louis LLC	2,579
$99,832